Market Risk Benefits - Schedule of Unobservable Inputs for Market Risk Benefits (Details) $ in Millions	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jul. 01, 2021 USD ($)
Market Risk Benefit [Line Items]
Fair Value	$ (152)	$ (15)	$ (116)
Variable Annuities
Market Risk Benefit [Line Items]
Fair Value	$ (287)	$ (137)
Variable Annuities | Minimum | Withdrawal utilization
Market Risk Benefit [Line Items]
Market Risk Benefit, measurement input	0.010
Variable Annuities | Minimum | Withdrawal utilization | Discounted cash flows
Market Risk Benefit [Line Items]
Market Risk Benefit, measurement input		0.018
Variable Annuities | Minimum | Withdrawal rates
Market Risk Benefit [Line Items]
Market Risk Benefit, measurement input	0.000
Variable Annuities | Minimum | Withdrawal rates | Discounted cash flows
Market Risk Benefit [Line Items]
Market Risk Benefit, measurement input		0.000
Variable Annuities | Minimum | Lapse rates
Market Risk Benefit [Line Items]
Market Risk Benefit, measurement input	0.000
Variable Annuities | Minimum | Lapse rates | Discounted cash flows
Market Risk Benefit [Line Items]
Market Risk Benefit, measurement input		0.000
Variable Annuities | Minimum | Market volatility
Market Risk Benefit [Line Items]
Market Risk Benefit, measurement input	0.105
Variable Annuities | Minimum | Market volatility | Discounted cash flows
Market Risk Benefit [Line Items]
Market Risk Benefit, measurement input		0.185
Variable Annuities | Minimum | Nonperformance risk
Market Risk Benefit [Line Items]
Market Risk Benefit, measurement input	0.006
Variable Annuities | Minimum | Nonperformance risk | Discounted cash flows
Market Risk Benefit [Line Items]
Market Risk Benefit, measurement input		0.004
Variable Annuities | Minimum | Mortality rate
Market Risk Benefit [Line Items]
Market Risk Benefit, measurement input	0.000
Variable Annuities | Minimum | Mortality rate | Discounted cash flows
Market Risk Benefit [Line Items]
Market Risk Benefit, measurement input		0.000
Variable Annuities | Maximum | Withdrawal utilization
Market Risk Benefit [Line Items]
Market Risk Benefit, measurement input	0.460
Variable Annuities | Maximum | Withdrawal utilization | Discounted cash flows
Market Risk Benefit [Line Items]
Market Risk Benefit, measurement input		0.630
Variable Annuities | Maximum | Withdrawal rates
Market Risk Benefit [Line Items]
Market Risk Benefit, measurement input	0.080
Variable Annuities | Maximum | Withdrawal rates | Discounted cash flows
Market Risk Benefit [Line Items]
Market Risk Benefit, measurement input		0.080
Variable Annuities | Maximum | Lapse rates
Market Risk Benefit [Line Items]
Market Risk Benefit, measurement input	0.400
Variable Annuities | Maximum | Lapse rates | Discounted cash flows
Market Risk Benefit [Line Items]
Market Risk Benefit, measurement input		0.400
Variable Annuities | Maximum | Market volatility
Market Risk Benefit [Line Items]
Market Risk Benefit, measurement input	0.269
Variable Annuities | Maximum | Market volatility | Discounted cash flows
Market Risk Benefit [Line Items]
Market Risk Benefit, measurement input		0.284
Variable Annuities | Maximum | Nonperformance risk
Market Risk Benefit [Line Items]
Market Risk Benefit, measurement input	0.025
Variable Annuities | Maximum | Nonperformance risk | Discounted cash flows
Market Risk Benefit [Line Items]
Market Risk Benefit, measurement input		0.032
Variable Annuities | Maximum | Mortality rate
Market Risk Benefit [Line Items]
Market Risk Benefit, measurement input	0.625
Variable Annuities | Maximum | Mortality rate | Discounted cash flows
Market Risk Benefit [Line Items]
Market Risk Benefit, measurement input		1.000
Variable Annuities | Weighted Average | Withdrawal utilization | Discounted cash flows
Market Risk Benefit [Line Items]
Market Risk Benefit, measurement input	0.156	0.225
Variable Annuities | Weighted Average | Withdrawal rates | Discounted cash flows
Market Risk Benefit [Line Items]
Market Risk Benefit, measurement input	0.043	0.040
Variable Annuities | Weighted Average | Lapse rates | Discounted cash flows
Market Risk Benefit [Line Items]
Market Risk Benefit, measurement input	0.060	0.045
Variable Annuities | Weighted Average | Market volatility | Discounted cash flows
Market Risk Benefit [Line Items]
Market Risk Benefit, measurement input	0.204	0.233
Variable Annuities | Weighted Average | Nonperformance risk | Discounted cash flows
Market Risk Benefit [Line Items]
Market Risk Benefit, measurement input	0.016	0.022
Variable Annuities | Weighted Average | Mortality rate | Discounted cash flows
Market Risk Benefit [Line Items]
Market Risk Benefit, measurement input	0.014	0.013
Fixed Indexed Annuities
Market Risk Benefit [Line Items]
Fair Value	$ 135	$ 122
Fixed Indexed Annuities | Minimum | Withdrawal utilization | Discounted cash flows
Market Risk Benefit [Line Items]
Market Risk Benefit, measurement input	0.000	0.000
Fixed Indexed Annuities | Minimum | Withdrawal rates | Discounted cash flows
Market Risk Benefit [Line Items]
Market Risk Benefit, measurement input	0.023	0.000
Fixed Indexed Annuities | Minimum | Lapse rates | Discounted cash flows
Market Risk Benefit [Line Items]
Market Risk Benefit, measurement input	0.000	0.005
Fixed Indexed Annuities | Minimum | Market volatility | Discounted cash flows
Market Risk Benefit [Line Items]
Market Risk Benefit, measurement input	0.049	0.045
Fixed Indexed Annuities | Minimum | Nonperformance risk | Discounted cash flows
Market Risk Benefit [Line Items]
Market Risk Benefit, measurement input	0.006	0.004
Fixed Indexed Annuities | Minimum | Mortality rate | Discounted cash flows
Market Risk Benefit [Line Items]
Market Risk Benefit, measurement input	0.000	0.000
Fixed Indexed Annuities | Minimum | Option budgets | Discounted cash flows
Market Risk Benefit [Line Items]
Market Risk Benefit, measurement input	0.000	0.005
Fixed Indexed Annuities | Maximum | Withdrawal utilization | Discounted cash flows
Market Risk Benefit [Line Items]
Market Risk Benefit, measurement input	0.424	0.291
Fixed Indexed Annuities | Maximum | Withdrawal rates | Discounted cash flows
Market Risk Benefit [Line Items]
Market Risk Benefit, measurement input	0.083	0.200
Fixed Indexed Annuities | Maximum | Lapse rates | Discounted cash flows
Market Risk Benefit [Line Items]
Market Risk Benefit, measurement input	0.300	0.360
Fixed Indexed Annuities | Maximum | Market volatility | Discounted cash flows
Market Risk Benefit [Line Items]
Market Risk Benefit, measurement input	0.256	0.236
Fixed Indexed Annuities | Maximum | Nonperformance risk | Discounted cash flows
Market Risk Benefit [Line Items]
Market Risk Benefit, measurement input	0.025	0.032
Fixed Indexed Annuities | Maximum | Mortality rate | Discounted cash flows
Market Risk Benefit [Line Items]
Market Risk Benefit, measurement input	0.400	0.398
Fixed Indexed Annuities | Maximum | Option budgets | Discounted cash flows
Market Risk Benefit [Line Items]
Market Risk Benefit, measurement input	0.038	0.038
Fixed Indexed Annuities | Weighted Average | Withdrawal utilization | Discounted cash flows
Market Risk Benefit [Line Items]
Market Risk Benefit, measurement input	0.027	0.035
Fixed Indexed Annuities | Weighted Average | Withdrawal rates | Discounted cash flows
Market Risk Benefit [Line Items]
Market Risk Benefit, measurement input	0.045	0.056
Fixed Indexed Annuities | Weighted Average | Lapse rates | Discounted cash flows
Market Risk Benefit [Line Items]
Market Risk Benefit, measurement input	0.035	0.046
Fixed Indexed Annuities | Weighted Average | Market volatility | Discounted cash flows
Market Risk Benefit [Line Items]
Market Risk Benefit, measurement input	0.167	0.158
Fixed Indexed Annuities | Weighted Average | Nonperformance risk | Discounted cash flows
Market Risk Benefit [Line Items]
Market Risk Benefit, measurement input	0.017	0.022
Fixed Indexed Annuities | Weighted Average | Mortality rate | Discounted cash flows
Market Risk Benefit [Line Items]
Market Risk Benefit, measurement input	0.025	0.031
Fixed Indexed Annuities | Weighted Average | Option budgets | Discounted cash flows
Market Risk Benefit [Line Items]
Market Risk Benefit, measurement input	0.019	0.020